CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (7,195,789)	$ (29,752,298)	$ (122,206,027)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Income) loss from discontinued operations, net of income taxes	(1,498,971)	5,260,538	505,567
Provision for losses on accounts receivable and other current assets	2,659,499	6,398,463	67,038,645
Impairment of intangible assets and goodwill	8,918,427	7,015,727	2,008,249
Provision for obsolete inventories	274,663	3,808,307	881,916
Depreciation	1,665,257	2,135,644	7,839,674
Amortization of intangible assets and land use rights	876,237	917,780	1,227,743
(Gain) loss on sale of property and equipment and land use rights	(30,005,007)	(6,550)	79,197
Loss on disposal of inventories	0	476,597	0
Stock-based payment compensation for consulting services	98,483	120,167	0
Stock-based compensation	102,282	81,615	6,900,000
Impairment of property, plant and equipment	4,616,679	827,319	29,976,990
Change in deferred income tax	3,761,084	(4,603,763)	1,836,586
Warrant expense	5,657,988	0	0
Changes in operating assets and liabilities, net of effects of business acquisitions and dispositions:
(Increase) decrease in accounts receivable	2,914,918	(1,497,285)	3,957,348
Decrease in inventories	1,546,570	6,019,174	657,081
Decrease (increase) in other receivables and prepaid expenses	(1,089,481)	(3,435,388)	(3,759,271)
Decrease (increase) in advances to suppliers	(1,708,552)	5,781,743	(2,209,123)
(Increase) decrease in restricted cash	9,566,303	(1,515,573)	1,013,285
Increase (decrease) in amounts due to/from related parties	(1,088,001)	1,126,768	538,537
(Decrease) increase in other payables and accrued expenses	(2,736,926)	(3,808,563)	3,150,366
(Decrease) increase in advances from customers	1,598,944	(2,017,504)	315,628
(Decrease) increase in accounts payable and bills payable	(24,134,831)	(6,018,929)	(10,354,585)
Increase (decrease) in income tax payable	(118,973)	171,552	(41,816)
Net cash used in continuing operations	(25,319,197)	(12,514,459)	(10,644,010)
Net cash used in operating activities from discontinued operations	(595,404)	(115,066)	(733,530)
Net cash used in operating activities	(25,914,601)	(12,629,525)	(11,377,540)
INVESTING ACTIVITIES
Deposit (paid) received for assets held-for sale	(20,717)	13,024,000	0
Deposit refunded for land use rights	0	3,355,088	1,437,368
Cash acquired in Biznest acquisition	0	67,506	0
Proceeds from sale of property and equipment	55,101	6,561	226,109
Consideration paid for acquisition of Biznest	(1,488,969)	(5,951,968)	0
Investment in Geo	0	(128,901)	0
Capitalized and purchased software development costs	(66,870)	(1,353,028)	(95,162)
Purchases of property and equipment	(3,004,209)	(529,053)	(1,721,113)
Investment in Zhongtian	0	(638,723)	(378,144)
Cash received for sale of assets held for sale	45,052,000	0	0
Net cash provided by (used in) investing activities from continuing operations	40,526,336	7,851,482	(530,942)
Net cash provided by (used in) investing activities from discontinued operations	1,558,581	(1,530,773)	(2,697,359)
Net cash provided by (used in) investing activities	42,084,917	6,320,709	(3,228,301)
FINANCING ACTIVITIES
Borrowings under short-term loans	44,584,103	58,862,064	92,580,008
Common stock issued for cash	12,786,353	3,683,028	9,000,000
Decrease (increase) in restricted cash in relation to bank borrowings	543,300	256,427	(610,153)
Borrowings under long-term loans	0	0	350,534
Repayment of short-term loans	(79,952,564)	(56,153,075)	(87,876,246)
Repurchase of ordinary shares	(1,310,184)	(1,290,000)	(3,000,000)
Repayment of long-term loans	(97,751)	(94,279)	(147,923)
Cash paid to warrant holders	(542,806)	0	0
Net cash (used in) provided by financing activities from continuing operations	(23,989,549)	5,264,165	10,296,220
Net cash (used in) provided by financing activities from discontinued operations	(147,237)	1,131,223	4,422,085
Net cash (used in) provided by financing activities	(24,136,786)	6,395,388	14,718,305
Effect of exchange rate changes on cash and cash equivalents	564,125	19,027	223,130
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(7,402,345)	105,599	335,594
CASH AND CASH EQUIVALENTS, BEGINNING	11,189,191	11,083,592	10,747,998
CASH AND CASH EQUIVALENTS, ENDING	3,786,846	11,189,191	11,083,592
Less cash and cash equivalents from discontinued operations	0	4,499,343	5,038,900
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS, end of period	3,786,846	6,689,848	6,044,692
Cash paid during the year
Income taxes	188,932	382,741	405,948
Interest	$ 3,769,498	$ 6,593,549	$ 5,537,477